FUND PROFILE


                                 Income & Growth
                                 INVESTOR CLASS

                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             AMERICAN CENTURY GROUP

[front cover]


                                 INCOME & GROWTH

1. WHAT IS INCOME & GROWTH'S INVESTMENT OBJECTIVE?

        Income & Growth seeks dividend growth, current income and capital appreciation by investing in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company, as predicted by industry analysts that follow the company.

        In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 but without taking on significant additional risk. When building the fund's portfolio, the managers also attempt to create for the fund a dividend yield that will be greater than that of the S&P 500.

        The fund may invest in securities other than stocks, such as convertible
     securities,   interest  rate  futures  contracts,  foreign  securities  and short-term instruments.

        Additional information about Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * The value of Income & Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Income & Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

     * As with all funds, at any given time the value of your shares of Income & Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * Although the fund managers invest the fund's assets primarily in U.S. stocks, Income & Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

     Fund Performance

        The bar chart at the top of the following page shows the actual performance of Income & Growth's Investor Class for each calendar year since its inception on December 17, 1990.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.



     (1) As of March 31, 1998, the end of the most recent calendar quarter, Income & Growth's year-to-date return was 15.18%. Partial year performance is not annualized.


INCOME & GROWTH                                   AMERICAN CENTURY INVESTMENTS


[bar chart - data below]
--------------------------------------------------------------------------------
        Calendar Year-By-Year Returns
--------------------------------------------------------------------------------
                     1991     1992    1993     1994    1995     1996    1997
        Income &
        Growth       39.08    7.86    11.31    -0.55   36.88    24.15   34.45
        S&P 500      30.33    7.61    10.03     1.36   37.44    22.93   33.28

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on December 17, 1990, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Income & Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
        Highest and Lowest Quarterly Returns
        Quarter Ended 3/31/91        17.72%
        Quarter Ended 3/31/94        -4.50%

        The table below shows the fund's average annual return for the periods indicated. The S&P 500, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is viewed as a proxy for the entire U.S. stock market.

                                       1 YR.      5 YRS.    LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
                   Income & Growth     52.16%      22.67%       22.65%
                   S&P 500             47.85%      22.35%       21.38%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                              0.70%(2)
           Distribution and/or 12b-1 Fees                None
           Other Expenses(3)                             0.01%
           Total Annual Fund Operating Expenses          0.71%

     (2) Based upon assets at December 31, 1997. The fund's management fee decreases as fund assets increase. Please consult the fund's Prospectus and Statement of Additional Information for more information about the fund's management fee.

     (3) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
                Assuming you
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return  each year
              * incur the same fund operating expenses shown above
                your cost of investing in the fund would be:

                  1 year     3 years     5 years     10 years
                    $72       $227        $394         $880

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Income & Growth team are:


FUND PROFILE                                                   INCOME & GROWTH


         JOHN SCHNIEDWIND, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team that manages Income & Growth since its inception. Mr. Schniedwind joined American Century in 1982 and also supervises other portfolio management teams.

        KURT BORGWARDT, Vice President and Director of Quantitative Equity Research, joined American Century in 1990 and has served as the Director of Quantitative Equity Research since then.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Income & Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Income & Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, generally in March and December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several service choices to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

-------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Services
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

                                   Institutional, Corporate, Keogh, SEP/SARSEP,
                                   SIMPLE and 403(b) Services
                                   1-800-345-3533

                                   Telecommunications Device for the Deaf
                                   1-800-634-4113 or 816-444-3485

                                   Fax
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12620   9807

                                  FUND PROFILE
                                  Equity Growth

                                 INVESTOR CLASS

                                  July _, 1998

                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             AMERICAN CENTURY GROUP

[front cover]


                                  EQUITY GROWTH

1. WHAT IS EQUITY GROWTH'S INVESTMENT OBJECTIVE?

        Equity Growth seeks capital appreciation by investing  in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in the earnings estimates for a company, as predicted by industry analysts that follow the company.

        In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return of the portfolio as measured in the stock ranking completed in the first step. The goal is to create a fund that provides better returns than the S&P 500 but without taking on significant additional risk.

        The fund may invest in securities other than stocks, such as convertible
     securities,   interest  rate  futures  contracts,  foreign  securities  and short-term instruments.

        Additional information about Equity Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * The value of Equity Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

     * As with all funds, at any given time the value of your shares of Equity Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money

     * Although the fund managers invest the fund's assets primarily in U.S. stocks, Equity Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, political and economic developments, reduced availability of public information and the fact that foreign issuers are not required to abide by the same financial reporting or regulatory practices as U.S. issuers.

     FUND PERFORMANCE

        The bar chart at the top of the following page shows the actual performance of Equity Growth's Investor Class for each calendar year since its inception on May 9, 1991.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.


     (1)  As of March 31,  1998,  the end of the most recent  calendar  quarter,
          Equity  Growth's   year-to-date   return  was  15.86%.   Partial  year
          performance is not annualized.


EQUITY GROWTH                                 AMERICAN CENTURY INVESTMENTS

[bar chart - data below]
--------------------------------------------------------------------------------
        CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
                           1992    1993     1994     1995      1996     1997
          Equity Growth    4.13    11.42    -0.23    34.56     27.34    36.06
          S&P 500          7.61    10.03    1.36     37.44     22.93    33.28

        The fund's highest and lowest returns for a calendar quarter since the fund's inception on May 9, 1991, are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Equity Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
        HIGHEST AND LOWEST QUARTERLY REURNS
        Quarter Ended 3/31/98                               15.86%
        Quarter Ended 3/31/92                               -5.27%

        The table below shows the fund's average annual return for the periods indicated. The S&P 500, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons because it is used as a proxy for the entire U.S. stock market.

                                       1 YR.     5 YRS.    LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
                 Equity Growth        55.53%     23.52%       20.77%
                 S&P 500              47.85%     22.35%       19.59%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                   0.70%(2)
           Distribution and/or 12b-1 Fees                     None
           Other Expenses(3)                                  0.01%
           Total Annual Fund Operating Expenses               0.71%

     (2)  Based on assets at  December  31,  1997.  The  fund's  management  fee decreases as fund assets increase. Please consult the fund's Prospectus and Statement of Additional Information for more information on the fund's management fee.

     (3) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
                Assuming you
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                your cost of investing in the fund would be:

                 1 year    3 years    5 years      10 years
                   $72      $227       $394          $880

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Equity Growth team are:


FUND PROFILE                                                    EQUITY GROWTH


        JEFFREY R. TYLER, Senior Vice President, joined the team managing Equity Growth in June 1997. He has been with American Century as a portfolio manager since 1988.

        WILLIAM MARTIN, Vice President, joined the team managing Equity Growth in May 1997. He has been with American Century as a portfolio manager since 1989.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Equity Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Growth pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, generally in March and December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several service choices to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12621   9807